Share-based Compensation (Narrative of Restricted Stock Units) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 5,333,860	$ 8,794,633	$ 10,145,101
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	1,015,931,725
Proportionate issued and outstanding ordinary shares	2.50%
Number of Shares Available for Grant	555,623,273
Restricted share units Outstanding, Number	101,564,432	144,457,562
Requisite Service Period	4 years
Expiration Period	10 years
Restricted share units Granted, Number	67,949,495	207,315,992	787,797
Restricted share units Granted, Total Grant Date Fair Value	4,504,015	20,169,232	32,213
Share-based compensation expense	$ 1,845,413	$ 3,493,661	$ 3,370,893